Acquisitions and OneSubsea (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions and OneSubsea [Abstract]
Preliminary purchase price allocation
The table below shows the purchase price allocation for the assets received from Schlumberger and the recording of Schlumberger’s cash payment to Cameron and its related noncontrolling interest in OneSubsea (in millions):

Dr. (Cr.)
Cash, including cash acquired	$603.0
Receivables	241.6
Inventory	32.4
Other current assets	3.4
Plant and equipment	31.8
Goodwill	1,011.4
Intangibles:
Customer relationships	350.0
Patents and technology	220.0
Other	20.0
Other non-current assets	10.6
Accounts payable and accrued liabilities	(213.5)
Accrued income taxes	(80.4)
Deferred income taxes	(168.3)
Other long-term liabilities	(52.5)
Capital in excess of par value	(1,083.0)
Noncontrolling interests	(926.5)
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